INCOME STATEMENT BREAKDOWN - Summary of Income Statement Breakdown (Details) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	$ 213,689,593	$ 242,288,631
Income for the Period from Financial Instruments at Fair Value through OCI	(150,076,028)	(482,939)
For Financial Liabilities measured at Fair Value through Profit or Loss	6,664,553	(43,897,724)
Income for the Period from Financial Instruments at Fair Value through OCI		(482,939)
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	220,354,146	198,390,907
Interest-related Income	1,767,412,833	3,440,229,813
Interest-related Expenses	(698,297,733)	(1,293,954,303)
Fee Income	415,445,241	295,035,166
Fee related Expenses	(53,710,476)	(41,519,836)
Credit Card-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	172,863,352	125,017,941
Fee related Expenses	(30,223,667)	(24,478,602)
Insurance-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	8,241,281	8,028,610
Debt-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	118,200,816	90,768,719
Credit-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	59,251,393	34,714,592
Fees related to Loan Commitments and Financial Collateral
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	3,297,145	2,756,963
Securities-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	32,332,050	23,455,897
Fee related Expenses	(1,148,986)	(1,272,671)
Collection Management Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	1,856,997	930,060
Foreign and Exchange Operations Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	19,402,207	9,362,384
Fee related Expenses	(3,222,976)	(2,180,234)
Fees related to Indirect Channels
Disclosure of attribution of expenses by nature to their function [line items]
Fee related Expenses	(2,050,655)	(557,944)
Other Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee related Expenses	(17,064,192)	(13,030,385)
Derivative Financial Instruments
Disclosure of attribution of expenses by nature to their function [line items]
For Financial Liabilities measured at Fair Value through Profit or Loss	6,664,553	(43,897,724)
Forward Transactions
Disclosure of attribution of expenses by nature to their function [line items]
For Financial Liabilities measured at Fair Value through Profit or Loss	6,664,553	(35,459,315)
Options
Disclosure of attribution of expenses by nature to their function [line items]
For Financial Liabilities measured at Fair Value through Profit or Loss	0	(8,438,409)
On Deposits
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(590,752,485)	(1,095,065,968)
Non-Financial Private Sector
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(590,752,485)	(1,095,065,968)
Non-Financial Private Sector | Other Loans
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(217,587,488)	(458,738,716)
Non-Financial Private Sector | Checking Accounts
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(12,383,334)	(859,904)
Non-Financial Private Sector | Savings Accounts
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(81,355,262)	(61,566,197)
Non-Financial Private Sector | Time Deposits and Term Investments
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(279,426,401)	(573,901,151)
Loans and Other Financing
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(40,452,756)	(51,585,847)
Repurchase Transactions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(12,671,595)	(71,124,208)
Repurchase Transactions | Argentine Central Bank
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	0	0
Repurchase Transactions | Other Financial Institutions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(12,671,595)	(71,124,208)
Other Financial Liabilities
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(16,497,894)	(23,286,275)
Issued Debt Securities
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(30,654,136)	(45,518,588)
Subordinated Debt Securities
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(7,268,867)	(7,373,417)
Government Securities
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	152,983,972	200,300,794
Income for the Period from Financial Instruments at Fair Value through OCI	(150,076,028)
Income for the Period from Financial Instruments at Fair Value through OCI		(482,939)
Interest-related Income	426,015,734	1,557,067,290
Corporate Securities
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	47,402,832	30,852,553
Interest-related Income	3,578,925	4,779,451
Derivative Financial Instruments
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	7,377	190,493
Forward Transactions
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	7,377	190,493
Others
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	(3,658)	11,593
Income from sale or derecognition of Financial Assets at fair value
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	13,299,070	10,933,198
Cash and Due from Banks
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	167,215	181,687
Loans and Other Financing
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	1,337,024,350	1,199,705,830
Nonfinancial Public Sector
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	69,553	0
Financial Sector
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	15,050,456	6,913,063
Non-Financial Private Sector
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	1,321,904,341	1,192,792,767
Non-Financial Private Sector | Advances
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	80,744,308	112,969,725
Non-Financial Private Sector | Mortgage
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	63,586,609	172,183,716
Non-Financial Private Sector | Pledges
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	38,923,810	10,233,431
Non-Financial Private Sector | Personal
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	381,241,331	154,335,815
Non-Financial Private Sector | Credit cards
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	480,701,799	398,412,862
Non-Financial Private Sector | Finance Leases
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	4,156,602	2,270,168
Non-Financial Private Sector | Overdrafts
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	251,008,263	327,398,657
Non-Financial Private Sector | Exports Prefinancing and Financing
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	8,424,956	662,098
Non-Financial Private Sector | Other Loans
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	13,116,663	14,326,295
Repurchase Transactions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	626,609	678,495,555
Repurchase Transactions | Argentine Central Bank
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	0	678,459,042
Repurchase Transactions | Other Financial Institutions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	$ 626,609	$ 36,513